                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY
                          VARIABLE ANNUITY ACCOUNT FIVE

                                       AND

                     FIRST SUNAMERICA LIFE INSURANCE COMPANY
                        FS VARIABLE ANNUITY ACCOUNT FIVE

                SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES:

                      SEASONS ADVANTAGE DATED JULY 27, 2009
                     SEASONS ADVISOR III DATED JULY 27, 2009
                     SEASONS ADVISOR II DATED JULY 30, 2007
                       SEASONS ADVISOR DATED JULY 31, 2006
                      SEASONS SELECT DATED OCTOBER 24, 2005
                      SEASONS SELECT II DATED JULY 27, 2009
                        SEASONS ELITE DATED JULY 27, 2009
                    SEASONS TRIPLE ELITE DATED JULY 27, 2009
                 SEASONS PREFERRED SOLUTION DATED JULY 27, 2009

     Effective on or about December 1, 2009, SunAmerica Asset Management Corp. ("SAAMCo") will replace AIG Global Investment Corp. ("AGIC") as subadviser to the Large Cap Growth, Large Cap Composite, Large Cap Value, Mid Cap Growth, Mid Cap Value, and Small Cap Variable Portfolios. With respect to the Strategic Fixed Income Variable Portfolio, Wellington Management Company, LLP will replace AGIC. These Variable Portfolios and their corresponding managers on the first page and in the "Investment Options" section of the prospectus are modified with the following:

SELECT PORTFOLIOS:       MULTI-MANAGED BY:
------------------       -----------------
LARGE CAP GROWTH         Goldman Sachs Asset Management, L.P., Janus Capital
                         Management, LLC, SunAmerica Asset Management Corp.
                         ("SAAMCo")

LARGE CAP COMPOSITE      SAAMCo, T. Rowe Price Associates, Inc., SAAMCo

LARGE CAP VALUE          T. Rowe Price Associates, Inc., Wellington Management
                         Company, LLP ("Wellington"), SAAMCo

MID CAP GROWTH           T. Rowe Price Associates, Inc., Wellington, SAAMCo

MID CAP VALUE            Goldman Sachs Asset Management, L.P., Lord, Abbett &
                         Co., LLC, SAAMCo

SMALL CAP                SAAMCo, ClearBridge Advisors, LLC, SAAMCo

STRATEGIC FIXED INCOME   Franklin Advisers, Inc., Western Asset Management
                         Company, Wellington

     Effective on or about January 19, 2010, the Strategic Fixed Income Portfolio will change its name to the "Real Return Portfolio." And Wellington Management Company, LLP will assume management of the entire Variable Portfolio.

     In addition effective on or about January 19, 2010, the Seasons Managed Allocation Portfolios will change their name to the "Managed Allocation Portfolios."

Dated: December 1, 2009

                Please keep this Supplement with your Prospectus


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